24. SHARE BASED PAYMENT (Details 3)	1 Months Ended			12 Months Ended
	Nov. 30, 2017 Number	Aug. 31, 2017 Number	Mar. 31, 2017 Number	Dec. 31, 2017 shares Number
Disclosure of defined benefit plans [line items]
Outstanding options as of (Begninning)				16,506,807
Issued - grant of 2017	290,771	716,846	863,528
Exercised:
Outstanding options as of (Ending) | shares				12,872,189
Grant of 2017
Disclosure of defined benefit plans [line items]
Forfeited:				(228,086)
Grant of 2017 (Restricted stock)
Disclosure of defined benefit plans [line items]
Forfeited:				(10,026)
Grant of 2016
Disclosure of defined benefit plans [line items]
Forfeited:				(2,681,350)
Grant of 2014
Disclosure of defined benefit plans [line items]
Forfeited:				(1,725,218)
Grant 4 [Member]
Disclosure of defined benefit plans [line items]
Forfeited:				(152,145)
Grant of 2013
Disclosure of defined benefit plans [line items]
Forfeited:				(415,017)
Grant of 2012
Disclosure of defined benefit plans [line items]
Forfeited:				(293,921)